UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 4
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/05/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: 130414 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207     1420    17600 SH       SOLE                    17600
ACTIVISION INC                 COM              004930202      644    29871 SH       SOLE                    29251               620
ADVANCED MEDICAL OPTICS        COM              00763M108      688    22500 SH       SOLE                    22500
AFFILIATED MANAGERS GROUP      COM              008252108     1818    14260 SH       SOLE                    13860               400
ALLSTATE CORPORATION           COM              020002101     1504    26300 SH       SOLE                    26150               150
ALTRIA GROUP, INC.             COM              02209S103     1333    19175 SH       SOLE                    18900               275
AMERICAN EXPRESS CO            COM              025816109       17      300 SH       SOLE                      300
APPLE INC                      COM              037833100     1665    10850 SH       SOLE                    10700               150
AT&T Inc.                      COM              00206R102     1624    38400 SH       SOLE                    38000               400
BANK OF AMERICA CORP           COM              060505104      535    10650 SH       SOLE                    10150               500
BEAR STEARNS COS INC           COM              073902108     1584    12905 SH       SOLE                    12755               150
BIOGEN IDEC INC                COM              09062X103     1728    26065 SH       SOLE                    25550               515
BROCADE COMMUNICATIONS SVS     COM              111621306      112    13100 SH       SOLE
CADBURY SCHWEPPES ADR          COM              127209302      476    10250 SH       SOLE                    10250
CALAMOS ASSET MANAGEMENT- A    COM              12811R104      790    28000 SH       SOLE                    28000
CENTERPOINT ENERGY INC         COM              15189T107     1001    62500 SH       SOLE                    62500
CEPHALON INC                   COM              156708109     1402    19200 SH       SOLE                    19200
CHEVRONTEXACO CORP             COM              166764100      180     1930 SH       SOLE                      200              1730
CHINA MOBILE LTD - SP ADR      COM              16941M109     1804    22000 SH       SOLE                    22000
CHIPMOS TECHNOLOGIES BERMUDA   COM              G2110R106       79    13250 SH       SOLE
CISCO SYS INC COM              COM              17275R102     1604    48420 SH       SOLE                    47550               870
CITIGROUP                      COM              172967101      719    15425 SH       SOLE                    15000               425
COMCAST CORP-SPECIAL CL A      COM              20030N200     1314    54875 SH       SOLE                    54875
COMPUTER TASK GROUP INC        COM              205477102       87    20000 SH       SOLE
CONOCOPHILLIPS                 COM              20825C104     1887    21500 SH       SOLE                    21300               200
CONSUMER PORTFOLIO SERVICES    COM              210502100       93    16500 SH       SOLE
COVENTRY HEALTH CARE INC       COM              222862104     1595    25650 SH       SOLE                    25650
CYBEX INTERNATIONAL INC        COM              23252E106       59    12000 SH       SOLE
DEVON ENERGY CORPORATION       COM              25179M103      786     9450 SH       SOLE                     9250               200
EAGLE MATERIALS INC COM        COM              26969P108     1082    30300 SH       SOLE                    30300
EDGEWATER TECHNOLOGY INC       COM              280358102       89    10250 SH       SOLE
ENERGEN CORP                   COM              29265N108      414     7250 SH       SOLE                     7250
ENSCO INTERNATIONAL INC        COM              26874Q100     1396    24900 SH       SOLE                    24900
EXXON MOBIL CORP COM           COM              30231G102      138     1500 SH       SOLE                      325              1175
FORTUNE BRANDS INC             COM              349631101     1309    16075 SH       SOLE                    15710               365
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1711    16320 SH       SOLE                    16250                70
GANNETT INC COM                COM              364730101      334     7650 SH       SOLE                     7650
GENERAL ELEC CO COM            COM              369604103     1636    39525 SH       SOLE                    36400              3125
GENERAL MTRS CORP COM          COM              370442105      623    17000 SH       SOLE                    17000
GOLDMAN SACHS GROUP INC        COM              38141G104     1679     7750 SH       SOLE                     7750
GREY WOLF INC                  COM              397888108       83    12700 SH       SOLE
HARRAHS ENTERTAINMENT          COM              413619107     1334    15350 SH       SOLE                    15350
HARVARD BIOSCIENCE INC         COM              416906105       82    18350 SH       SOLE
HESS CORPORATION               COM              42809H107     1796    27000 SH       SOLE                    27000
HEWLETT-PACKARD CO             COM              428236103     1394    28000 SH       SOLE                    27800               200
HOME DEPOT INC COM             COM              437076102      480    14809 SH       SOLE                    14125               684
INTEL CORP COM                 COM              458140100     1108    42850 SH       SOLE                    42200               650
INTUIT INC                     COM              461202103      731    24150 SH       SOLE                    24000               150
JOHNSON & JOHNSON COM          COM              478160104       85     1300 SH       SOLE                     1300
JOHNSON CONTROLS INC           COM              478366107     1789    15150 SH       SOLE                    15150
JPMORGAN CHASE & CO            COM              46625H100     1599    34907 SH       SOLE                    32812              2095
L3 COMMUNICATIONS HLDG         COM              502424104     1276    12500 SH       SOLE                    12500
LEHMAN BROS HLDGS INC COM      COM              524908100     1469    23800 SH       SOLE                    23800
LOWE'S COMPANIES INC           COM              548661107      616    22000 SH       SOLE                    22000
LYONDELL CHEMICAL COMPANY      COM              552078107     1575    34000 SH       SOLE                    34000
MERCK & CO INC COM             COM              589331107     1579    30550 SH       SOLE                    30250               300
MICROSOFT CORP COM             COM              594918104     1151    39095 SH       SOLE                    36275              2820
MIPS TECHNOLOGIES INC          COM              604567107       84    10750 SH       SOLE
MIRANT CORP                    COM              60467R100      610    15000 SH       SOLE                    15000
NUCOR CORP                     COM              670346105     1427    24000 SH       SOLE                    24000
NVIDIA CORP                    COM              67066G104     1685    46500 SH       SOLE                    46500
PATTERSON-UTI ENERGY INC       COM              703481101      812    36000 SH       SOLE                    36000
PROCTER & GAMBLE CO COM        COM              742718109     1561    22195 SH       SOLE                    19290              2905
RESEARCH IN MOTION             COM              760975102      492     5000 SH       SOLE                     5000
RF MICRO DEVICES               COM              749941100       94    14000 SH       SOLE
SAINT JUDE MEDICAL INC         COM              790849103     1273    28900 SH       SOLE                    28900
SPRINT CORP                    COM              852061100      883    46523 SH       SOLE                    42395              4128
STEWART ENTERPRISES INC        COM              860370105       99    13050 SH       SOLE                      800
TELECOMMUNICATIONS SYSTEMS-A   COM              87929J103       47    12000 SH       SOLE
VALERO ENERGY CORP             COM              91913Y100     1488    22150 SH       SOLE                    21900               250
VERISIGN INC                   COM              92343E102     1859    55125 SH       SOLE                    54050              1075
VERIZON COMMUNICATIONS         COM              92343V104     1474    33290 SH       SOLE                    32800               490
WACHOVIA CORP COM              COM              929903102      606    12100 SH       SOLE                    12100
WARNER MUSIC GROUP CORP        COM              934550104      606    60000 SH       SOLE                    60000
WELLPOINT INC                  COM              94973V107     1280    16225 SH       SOLE                    16225
ENERGY SELECT SPDR                              81369Y506      454     6075 SH       SOLE                     5900               175
RUSSELL 1000 INDEX                              464287622    10026   120885 SH       SOLE                    13255              4680
RUSSELL 1000 VALUE INDEX FUND                   464287598      838     9759 SH       SOLE                     4254              5505
RUSSELL 2000 SMALL CAP INDEX F                  464287655      618     7729 SH       SOLE                     4934              2795
RUSSELL 2000 VALUE INDEX FUND                   464287630      699     9090 SH       SOLE                     4240              4850
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      348     3000 SH       SOLE                                       3000
RUSSELL MIDCAP INDEX FUND                       464287499     9368    86604 SH       SOLE                    11574              2890
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     9109    60205 SH       SOLE                     4555              1600
S&P 500 BARRA VALUE INDEX FUND                  464287408      137     1682 SH       SOLE                     1682
S&P MIDCAP 400/BARRA VALUE                      464287705      109     1305 SH       SOLE                     1305
DFA U.S. LARGE CAP VALUE FUND                   233203827    12808 497424.407SH      SOLE                40487.440          4003.289
DFA U.S. MICRO CAP FUND                         233203504     5088 320228.239SH      SOLE                41195.301          1883.536
DFA U.S. SMALL CAP VALUE FUND                   233203819     7283 253784.184SH      SOLE                28641.573          1840.611